INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
INCOME TAX EXPENSE	INCOME TAX EXPENSE
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2023	2022	2021

Current tax
Current tax	(578,902)	(671,016)	(1,650,281)
Recovery of income tax	13,429	—	—

Deferred tax (Note 19)
Deferred tax	102,431	80,692	185,655
Effect of changes in tax law (1)	—	—	(9,117)
Recognition of previously unrecognized deferred tax assets (2)	128,634	—	—
Recovery of income tax	—	16,596	76,604

Income tax expense	(334,408)	(573,728)	(1,397,139)
(1) For 2021, it includes the modification of the tax rate in Argentina enacted in 2017 and modified in 2019 and 2021, setting the corporate income tax rate to 35% for the year 2021 going forward.
(2) It includes the recovery of unrecognized tax losses and temporary differences in Ternium Brasil Ltda.
11.    INCOME TAX EXPENSE (continued)
Income tax expense for the years ended December 31, 2023, 2022 and 2021 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2023	2022	2021

Income before income tax	1,320,782	2,666,500	5,764,330
Income tax expense at statutory tax rate	(643,686)	(785,888)	(1,633,556)
Non taxable income	39,755	—	37,815
Non deductible expenses	—	(45,862)	—
Effect of currency translation on tax base (1)	180,582	241,426	131,115
Recognition of previously unrecognized deferred tax assets	128,634	—	—
Provision for tax losses	(53,122)	—	—
Recovery of income tax	13,429	16,596	76,604
Effect of changes in tax law	—	—	(9,117)

Income tax expense	(334,408)	(573,728)	(1,397,139)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico and Argentina.
Tax rates used to perform the reconciliation between tax expense (income) and accounting profit are those in effect at each relevant date or period in each applicable jurisdiction.
In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules (the Global Anti-Base Erosion rules, or “GloBE”) to reform international corporate taxation. Following Pillar Two OECD’s initiative, the European Union adopted in December 2022 a directive to impose a global minimum taxation for multinational companies in the Union, to be effective as from 2024.
In May 2023, the IASB made narrow-scope amendments to IAS 12 setting an exception that provides relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax laws that implement the Pillar Two model rules, including tax laws that implement qualified domestic minimum top-up taxes as per described in those rules.

On December 20, 2023, the Luxembourg Parliament approved the Pillar Two law transposing the EU Pillar Two Directive into domestic legislation. The law enters into force as from fiscal years starting on or after 31 December 2023.

The Company is within the scope of the rules, and therefore will be required to calculate its GloBE effective tax rate for each jurisdiction where it operates and will be liable to pay a top-up tax for the difference between its GloBE effective tax rate per jurisdiction and the 15% minimum rate, as from 2024.

No current tax impacts have arisen in the current Consolidated Financial Statements as of December 31, 2023, due to the application of Pillar Two rules, as they will be applicable as from 2024 in jurisdictions relevant for the Company.
11.    INCOME TAX EXPENSE (continued)
In addition, the Company has applied the exception prescribed by the amendments to IAS 12, and therefore it has not recognized any deferred tax impact from the Pillar Two application.

The Company is in the process of assessing its exposure to the Pillar Two legislation and testing its situation under the OECD transitional safe harbor rules and expects no major impacts in relation to top-up tax due to the application of one or more of the transitional safe harbor rules.

Due to the complexities in applying the legislation and calculating GloBE income, the quantitative impact of the enacted legislation is not yet reasonably estimable.
DEFERRED INCOME TAX
Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of the applicable country.
Changes in deferred income tax are as follows:

	As of December 31,
	2023	2022

At the beginning of the year	37,495	(25,471)

Acquisition of business (note 3)	1,327,232	—
Translation differences	(4,373)	330
Recognition of previously unrecognized tax losses	128,634	—
Charges directly to other comprehensive income	(48,854)	(18,056)
Deferred tax credit (note 11)	102,431	80,692

At the end of the year	1,542,565	37,495
20.    DEFERRED INCOME TAX (continued)

The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Acquisition of business	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2023

Property, plant and equipment	(200,556)	(2,360)	412,320	—	—	114,134	323,538
Inventories	(69,594)	(903)	116,290	—	—	(27,962)	17,831
Intangible assets	(22,923)	(683)	143,033	—	—	14,901	134,328
Provisions	98,999	(698)	255,529	—	—	267	354,097
Trade receivables	15,515	—	28,510	—	—	(1,351)	42,674
Tax losses (1)	17,400	4,901	304,237	—	—	56,433	382,971
Other (2)	198,654	(4,630)	67,313	(48,854)	128,634	(53,991)	287,126

At the end of the year	37,495	(4,373)	1,327,232	(48,854)	128,634	102,431	1,542,565
(1) As of December 31, 2023, the recognized deferred tax assets on tax losses amount to $383.0 million mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, there are net unrecognized deferred tax assets of $14.2 million, connected to Usinas Siderúrgicas de Minas Gerais S.A., and unrecognized tax losses amounting to $357.4 million from Usinas Siderúrgicas de Minas Gerais S.A. and $889.4 million from Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium SA as of December 31, 2022 amounted to $2.1 billion and the estimated tax loss for the fiscal year 2023 amounted to $30.1 million, with approximately 92% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2022 amounted to $2.6 billion and the estimated tax result for fiscal year 2023 amounted to $0.9 million, with approximately 98% of the referred tax losses generated before 2017.
(2) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Acquisition of business	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2022

Property, plant and equipment	(353,420)	—	—	—	—	152,864	(200,556)
Inventories	49,437	—	—	—	—	(119,031)	(69,594)
Intangible assets	(26,323)	—	—	—	—	3,400	(22,923)
Provisions	82,139	—	—	—	—	16,860	98,999
Trade receivables	35,144	—	—	—	—	(19,629)	15,515
Tax losses (1)	3,578	—	—	—	—	13,822	17,400
Other (2)	183,975	330	—	(18,056)	—	32,406	198,654

At the end of the year	(25,471)	330	—	(18,056)	—	80,692	37,495
(3) As of December 31, 2022, the recognized deferred tax assets on tax losses amount to $17.4 million and there are net unrecognized deferred tax assets of $202.0 million and unrecognized tax losses amounting to $879.0 million. These two last effects are connected to the acquisition of Ternium Brasil Ltda.
(4) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets and liabilities are offset when the entity a) has a legally enforceable right to set off the recognized amounts; and b) intends to settle the tax on a net basis or to realize the asset and settle the liability simultaneously.